Ordinary Shares, Redeemable Convertible Preferred Shares and Statutory Reserve	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Ordinary Shares, Redeemable Convertible Preferred Shares and Statutory Reserve

15 ORDINARY SHARES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND STATUTORY RESERVE

Ordinary Shares and redeemable convertible preferred shares

Upon incorporation, the Parent’s authorized ordinary shares were 50,000 shares with a par value of US$1 per share. On May 15, 2005 and May 27, 2010 the Parent approved an 100-for-1 stock split, respectively.

In August 2013, the Parent repurchased and cancelled 575,300 ordinary shares at a total cost of RMB2,500,354 from the shareholder. The excess of the repurchase price over par value of RMB2,499,940 was charged to additional paid-in capital for the year ended December 31, 2013.

Upon the completion of the Company’s IPO in the NASDAQ Stock Market on November 22, 2013, all of the Parent’s outstanding ordinary shares before the IPO were redesignated as Class B ordinary shares. The Parent increased its authorized ordinary shares from US$50,000 to US$100,000, which were divided into 850,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, par value of US$0.0001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share. Class B ordinary shares may be converted into the same number of Class A ordinary shares by the holders thereof at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. The impact of dividing of Class A and Class B ordinary shares has been retroactively reflected in the Company’s capital structure in the consolidated financial statements.

In connection with its IPO, the Parent issued 48,300,000 Class A ordinary shares with par value of US$0.0001 each, at a price of US$1.87 per share to investors. Net proceeds from such issuance amounted to RMB493,654,481 (net of issuance costs of RMB60,729,250), of which RMB29,647 and RMB493,624,834 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

Concurrently upon the completion of the Company’s IPO, the Parent issued 8,021,390 and 2,673,796 Class A ordinary shares to Qihoo 360 Technology Co. Ltd. and Kingsoft Internet Software Holdings Limited, respectively, in a private placement at a price of US$1.87 per share. Proceeds from such issuance of ordinary shares were RMB122,766,552, of which RMB6,564 and RMB122,759,988 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

In connection with its IPO, all issued and outstanding Series A, Series B and Series C redeemable convertible preferred shares were converted to 86,678,104 Class B ordinary shares.

During the year ended December 31, 2014, 1,370,496 Class A common shares were issued for exercise of share options and restricted share vested.

During the year ended December 31, 2014, 18,262,710 Class B common shares were converted to Class A common shares.

On August 12, 2014, the Company announced a share repurchase plan. Under the plan, the Company is approved to repurchase up to US$20.0 million worth of its outstanding ADSs representing the Company’s ordinary shares on the open market at prevailing market prices, in block trades or otherwise. In the year ended December 31, 2014, the Company repurchased a total of 2,157,962 ADSs from the open market at an average price of $7.18 per ADS pursuant to this share repurchase program. 2,065,251 ADSs of the ADSs repurchased were cancelled as at December 31, 2014.

Statutory Reserves

Under PRC rules and regulations, the Parent’s consolidated PRC subsidiaries and VIEs are required to appropriate 10% of their current year net profit after offsetting prior year accumulated loss, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends to the Parent can be made.

For the year ended December 31, 2012, 2013 and 2014, the Company’s PRC subsidiaries and VIEs made appropriation to the reserve fund of nil, RMB8,927,264 and RMB1,787,406, respectively. As of December 31, 2013 and 2014, the accumulated balance of the statutory surplus reserve was nil, RMB8,927,264 and RMB10,714,670, respectively.